Income Taxes (Difference Between Effective And Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Statutory tax rate	30.83%	33.03%	35.60%
Expenses not deductible for tax purposes	1.36%	0.23%	0.42%
Tax credits	(2.73%)	(4.19%)	(4.54%)
Net change in valuation allowance	13.29%	(5.82%)	1.26%
Effect of changes in the enacted tax rates		2.19%	5.19%
Equity in earnings (losses) of affiliated companies	0.40%	0.07%	0.11%
Net effect of Verio Inc.'s worthless stock deduction	(13.16%)
Other	0.67%	1.18%	(0.79%)
Effective tax rate	30.66%	26.69%	37.25%